2. Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accounts Receivable	$ 994,822	$ 234,309	$ 0
Allowance for Doubtful Accounts	0	0	0
Net Accounts Receivable	$ 994,822	$ 234,309	$ 0